Income taxes - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Difference in tax rates of subsidiaries outside PRC	0.00%	0.00%	0.00%
Effect of permanent differences	3.00%	(6.00%)	(7.00%)
Research and development super deduction		3.00%	15.00%
Research and development super deduction	(19.00%)
Non-taxable income	(13.00%)	1.00%	1.00%
Effect of tax holiday	0.00%	0.00%	2.00%
Change in estimates for uncertain tax positions	17.00%	(35.00%)	0.00%
Others	9.00%	(3.00%)	0.00%
Change in valuation allowance	(3.00%)	(4.00%)	(36.00%)
Effect tax rate	19.00%	(19.00%)	0.00%